Commitments and Contingencies (Details Narrative)					1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 22, 2015 USD ($)	Jul. 25, 2014 USD ($)	Apr. 25, 2014 USD ($)	Feb. 19, 2013 USD ($)	Mar. 31, 2014 USD ($)	Oct. 31, 2013 USD ($) ft²	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Lease	Dec. 31, 2013 USD ($)
Selling, general and administrative expenses							$ 3,243,189	$ 2,769,726	$ 11,126,759	$ 6,464,969
Accrued expenses							1,419,241		$ 975,112	420,363
Annual rental payments							215,087	44,838
Number of real estate leases | Lease									9
Number of new retail store | Lease									1
Rent expense									$ 307,110	162,498
Payment to patent									12,000
Civil penalty per day	$ 2,500
Vendor deposits							298,320		$ 319,563	$ 782,363
Mr. Press [Member]
Compensation and accrued vacation							$ 159,810
Minimum [Member]
Initial lease term									1 year
Maximum [Member]
Initial lease term									5 years
Lease Agreement [Member]
Lease agreement term					24 months				24 months
Lease expiration date									Apr. 30, 2013
Lease extended month year									2014-03
Lease renewal options					1 year				1 year
Annual rental payments					$ 144,000	$ 18,000			$ 144,000
Area of square feet | ft²						2,200
Kevin Frija [Member]
Base salary			$ 159,000
Selling, general and administrative expenses									167,003
Salary paid									89,925
Accrued expenses									77,028
Employment Agreements [Member] | Mr. Jeffrey Holman [Member]
Base salary				$ 182,000
Employment agreement term				2 years
Asset Purchase Agreement [Member] | International Vapor Group, Inc [Member]
Secured promissory note		$ 500,000
Notes, interest rate		8.00%
Debt due date		6 months
Interest income relating to loan receivable									17,095
Asset Purchase Agreement [Member] | International Vapor Group, Inc [Member] | January 12, 2015 [Member]
Repayment of debt									50,000
Lease Agreement [Member]
Annual rental payments current					151,200			151,200	151,200
Annual rental payments two					158,760			158,760	158,760
Annual rental payments three					$ 174,636			$ 174,636	$ 174,636